SEMI-ANNUAL REPORT
                               Money Market Fund
                             IAI Money Market Fund
                                 JULY 31, 1999


                                     [LOGO]
                                       IAI
                                  MUTUAL FUNDS

                               TABLE OF CONTENTS

                             IAI MONEY MARKET FUND
                               SEMI-ANNUAL REPORT
                                 JULY 31, 1999
                                  (UNAUDITED)


Letter to Shareholders ......................   2

Fund Manager's Review .......................   3

Fund Portfolio ..............................   5

Notes to Fund Portfolio .....................   7

Statement of Assets and Liabilities .........   8

Statement of Operations .....................   9

Statements of Changes in Net Assets .........  10

Financial Highlights ........................  11

Notes to Financial Statements ...............  12

Adviser, Custodian, Legal Counsel,
Independent Auditors,
Directors ....................  Inside Back Cover

                            LETTER TO SHAREHOLDERS
                            ----------------------
                             IAI MONEY MARKET FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, is presented below.


GENERAL ECONOMY
Moderating housing activity, rising imports and a pause in technology spading will dampen growth in the middle quarters of the year. Real GDP will expand by about 3 1/2% of this year.


INFLATION
Selected commodity markets have strengthened, unit labor costs show early signs of acceleration and inflation fears have returned. This has raised the level of risk in the market.


LABOR MARKET
While labor markets appear tight by historical standards, capital spending, productivity gains in some industries, global competition, a strong dollar and corporate cost control have inhibited excessive wage growth. However, early signs of wage pressure are now emerging.


MONETARY POLICY
The Fed responded aggressively last fall to prevent a financial market meltdown. These moves restored financial market health and helped to relieve stress overseas. A strong U.S. economy, the return of financial market stability and fears of overheating and rising inflation, prompted the Fed to hike rates by another 25 basis points in August. These pre-emptive moves will be followed by additional tightening if rising inflationary pressures don't abate.


BOND MARKET OUTLOOK
The Fed's recent rate hikes were widely anticipated by the market. As a result, bond yields rose, the yield curve flattened and credit spreads widened ahead of the Fed's action. Market yields are attractive at current levels, but cyclical risks are rising. Interest rates and yield spreads will remain under pressure until either the economy cools or a financial accident threatens.

Please read the Fund Manager's Review, which follows this letter, for a detailed perspective on Fund performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

2
--------------------------------------------------------------------------------

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI MONEY MARKET FUND

IAI MONEY MARKET FUND

HOW HAS THE FUND PERFORMED?
The Fund earned a return of 2.18% for the six months ended July 31, 1999. This compares favorably with the Lipper Money Market Instrument Fund Average which returned 2.10%.


WERE THERE ANY SIGNIFICANT CHANGES?
There were no major changes during the past six months.


CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?
Interest rates continued to rise during the second quarter as very strong economic growth led to concerns about future inflation. Short-term interest rates rose along with the rest of the market. One month top tier commercial paper yields rose to 5.13%. The Fund is maintaining a relatively short average maturity. This allowed us to take advantage of the higher reinvestment rates.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Market yields are attractive at current levels when compared to expected future inflation. However, the market faces some near-term risks, thus momentum and investor sentiment are both negative. Economic fundamentals continue to show solid growth with only moderate inflation risk. As these fundamental realities are recognized by market participants, a favorable environment for fixed income investments will develop. Investment strategy in the Fund continues to emphasize tier I commercial paper, supplemented with Federal agency issues.


                                                                               3
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

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI MONEY MARKET FUND





AVERAGE ANNUAL RETURNS+
THROUGH 7/31/99

                                                                                              Since
                                                                                            Inception
                                                    6 Months**      1 Year      5 Years      1/05/93
=====================================================================================================
 IAI MONEY MARKET FUND                                 2.18%         4.63%        4.95%       4.48%
-----------------------------------------------------------------------------------------------------
 Lipper Money Market Instrument Fund Average           2.10%         4.46%        4.83%       4.33%*

+PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*SINCE 1/1/93.
**NOT ANNUALIZED.


SECTORS
% OF PORTFOLIO AS OF 7/31/99

Commercial Paper              91%
Foreign Government             8%
U.S. Government Agency         1%


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 7/31/99

0-1      month           77%
1-3      months          19%
OVER 3   months           4%



NOTE TO THE
LETTER TO
SHAREHOLDERS
& FUND
MANAGER'S
REVIEW


PERFORMANCE DATA FOR THE IAI MONEY MARKET FUND ASSUMES REINVESTMENT OF ALL DIVIDENDS. THE IAI MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE SHARE VALUE OF $1.00 AND HISTORICALLY HAS ALWAYS ACHIEVED THIS OBJECTIVE. BUT, UNLIKE BANK DEPOSITS AND CDS, MONEY MARKET FUNDS ARE NOT GUARANTEED, AND THERE CAN BE NO ASSURANCE THAT A STABLE SHARE VALUE WILL BE MAINTAINED.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES, AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


4
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

                                FUND PORTFOLIO
                                --------------
                             IAI MONEY MARKET FUND


                                 JULY 31, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT AGENCY SECURITIES - 1.3%


                                                                      Principal     Market
                                                Rate     Maturity      Amount      Value (a)
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 0.2%
Federal National Mortgage Association          4.78     08/06/99      $ 36,000     $ 35,976
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
Tennessee Valley Authority                     8.38     10/01/99       250,000      251,223
============================================================================================
 TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $287,199)...................................................................$287,199
============================================================================================

FOREIGN GOVERNMENT SECURITY - 7.4%

                                                                      Principal     Market
                                               Rate      Maturity       Amount   Value (a) (b)
----------------------------------------------------------------------------------------------
Canada Bill                                    4.67     09/20/99     1,700,000    $1,688,903
==============================================================================================
TOTAL INVESTMENT IN FOREIGN GOVERNMENT SECURITY
(COST: $1,688,903)............................................................... $1,688,903
==============================================================================================

COMMERCIAL PAPER - 90.3%

                                                                      Principal     Market
                                                Rate     Maturity      Amount      Value (a)
----------------------------------------------------------------------------------------------
AUTOMOBILE FINANCING - 8.8%
Ford Motor Credit                              5.06     08/09/99     1,000,000    $  998,876
General Motors Acceptance                      5.05     08/11/99     1,000,000       998,597
                                                                                  ----------
                                                                                   1,997,473
----------------------------------------------------------------------------------------------
DRUGS - 9.5%
Pfizer                                         5.05     08/17/99     1,000,000       997,756
Warner Lambert                                 4.83     08/23/99     1,175,000     1,171,532
                                                                                  ----------
                                                                                   2,169,288
----------------------------------------------------------------------------------------------
FINANCIAL - 20.7%
Associates                                     5.08     08/18/99     1,200,000     1,197,121
IBM Credit                                     5.05     08/20/99     1,250,000     1,246,668
KFW International Finance                      5.09     10/12/99     1,150,000     1,138,293
Pitney Bowes Credit                            5.10     08/02/99     1,120,000     1,119,841
                                                                                  ----------
                                                                                   4,701,923
----------------------------------------------------------------------------------------------
FOODS AND FOOD PROCESSING - 9.9%
Anheuser Busch                                 5.80     08/02/99     1,120,000     1,119,842
Coca-Cola                                      5.07     08/12/99     1,130,000     1,128,250
                                                                                  ----------
                                                                                   2,248,092
----------------------------------------------------------------------------------------------

                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.


                                                                               5
--------------------------------------------------------------------------------

                                FUND PORTFOLIO
                                --------------
                             IAI MONEY MARKET FUND


                                 JULY 31, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMERCIAL PAPER (CONT.)

                                                                      Principal     Market
                                                Rate     Maturity      Amount      Value (a)
--------------------------------------------------------------------------------------------
INDUSTRIAL FINANCING - 20.6%
Bellsouth Capital Funding                      5.07     08/10/99      $1,250,000  $1,248,419
General Electric Capital                       5.43     01/24/00       1,000,000     973,453
Unilever Capital                               5.03     08/16/99       1,200,000   1,197,485
Xerox Capital (Europe)                         5.07     08/04/99       1,250,000   1,249,472
                                                                                  ----------
                                                                                   4,668,829
--------------------------------------------------------------------------------------------
RETAIL - 6.2%
Gillette                                       5.02     08/05/99       1,000,000     999,442
Procter & Gamble                               5.10     08/02/99         400,000     399,943
                                                                                  ----------
                                                                                   1,399,385
--------------------------------------------------------------------------------------------
UTILITIES - 14.6%
Duke Energy                                    5.05     08/06/99       1,200,000   1,199,158
National Rural Utilities                       5.10     08/18/99       1,000,000     997,592
Wisconsin Electric Fuel                        5.10     09/02/99       1,125,000   1,119,900
                                                                                  ----------
                                                                                   3,316,650
============================================================================================
TOTAL INVESTMENTS IN COMMERCIAL PAPER
(COST: $20,501,640)............................................................. $20,501,640
============================================================================================

INVESTMENT COMPANY - 0.3%

                                                                      Principal     Market
                                                Rate                   Amount      Value (a)
--------------------------------------------------------------------------------------------
Firstar Institutional Money Market Fund        4.74                       73,866      73,866
============================================================================================
TOTAL INVESTMENT IN INVESTMENT COMPANY
(COST: $73,866)..................................................................... $73,866
============================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $22,551,608) (c)......................................................... $22,551,608
============================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 0.7% ......................................... $155,632
============================================================================================
TOTAL NET ASSETS ............................................................... $22,707,240
============================================================================================


                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.

6
--------------------------------------------------------------------------------

                            NOTES TO FUND PORTFOLIO
                            -----------------------
                             IAI MONEY MARKET FUND


                                 JULY 31, 1999
                                  (UNAUDITED)


                                      (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."


                                      (b)

Foreign security cost and market values are stated in U.S. dollars.


                                      (c)

At July 31, 1999, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

 Cost for federal tax purposes .........  $22,551,608
                                          ===========

 Gross unrealized appreciation .........  $        --

 Gross unrealized depreciation .........           --
                                          -----------

 Net unrealized appreciation ...........  $        --
                                          ===========


                                                                               7
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------
                             IAI MONEY MARKET FUND


                                 JULY 31, 1999
                                  (UNAUDITED)


--------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost: $22,551,608)        $22,551,608
Cash in bank on demand deposit                                     158,135
Dividends and accrued interest receivable                            7,317
Other Assets                                                         2,763
                                                               -----------
   TOTAL ASSETS                                                 22,719,823
                                                               -----------

LIABILITIES
Accrued management fee                                              12,583
                                                               -----------
   TOTAL LIABILITIES                                                12,583
                                                               -----------
   NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK          $22,707,240
                                                               ===========

NET ASSETS REPRESENTED BY:
Capital stock                                                  $   227,076
Additional paid-in capital                                      22,480,585
Accumulated net realized losses on investments                        (421)
                                                               -----------
   TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
    OUTSTANDING CAPITAL STOCK                                  $22,707,240
                                                               ===========
Shares of capital stock outstanding (authorized 10 billion
 shares, $0.01 par value stock)                                 22,734,531
                                                               -----------
   NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK      $      1.00
                                                               ===========



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

8
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------
                             IAI MONEY MARKET FUND


                         SIX MONTHS ENDED JULY 31, 1999
                                  (UNAUDITED)


---------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME:
 Interest                                                    $765,782
                                                             --------
   TOTAL INCOME                                               765,782
                                                             --------
EXPENSES (NOTE 3)
 Management fees                                               93,005
 Compensation of Directors                                      4,820
                                                             --------
   TOTAL EXPENSES                                              97,825
   Less fees reimbursed by Advisers                            (4,820)
                                                             --------
   NET EXPENSES                                                93,005
                                                             --------
   NET INVESTMENT INCOME                                     $672,777
                                                             --------

NET REALIZED LOSSES
Net realized losses on investment securities                 $   (421)
                                                             --------
   NET LOSS ON INVESTMENTS                                       (421)
                                                             --------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $672,356
                                                             ========



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               9
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------
                             IAI MONEY MARKET FUND



                                                                  Six months ended
                                                                   July 31, 1999         Year ended
                                                                    (UNAUDITED)       January 31, 1999
------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                                             $     672,777      $    1,611,574
 Net realized loss                                                          (421)                 --
                                                                   -------------      --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  672,356           1,611,574
                                                                   -------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                  (672,777)         (1,624,333)
                                                                   -------------      --------------
   TOTAL DISTRIBUTIONS                                                  (672,777)         (1,624,333)
                                                                   -------------      --------------
CAPITAL SHARE TRANSACTIONS
 Net proceeds from sale of 23,057,647 and 319,779,221 shares          23,052,277         319,779,221
 Net asset value of 750,227 and 1,544,057 shares issued in
  reinvestment of distributions                                          750,227           1,544,057
 Cost of 36,525,046 and 308,387,023 shares redeemed                  (36,525,046)       (308,387,024)
                                                                   -------------      --------------
   INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
    TRANSACTIONS                                                     (12,722,542)         12,936,254
                                                                   -------------      --------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                           (12,722,963)         12,923,495
NET ASSETS AT BEGINNING OF PERIOD                                     35,430,203          22,506,708
                                                                   -------------      --------------
NET ASSETS AT END OF PERIOD                                        $  22,707,240      $   35,430,203
                                                                   =============      ==============
 INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                 $          --      $           --
                                                                   =============      ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10
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


                             FINANCIAL HIGHLIGHTS
                             --------------------
                             IAI MONEY MARKET FUND

    PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                                     Years ended
                                 Six months ended                    January 31,
                                   July 31, 1999   -----------------------------------------------
                                    (UNAUDITED)        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                $  1.00          $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                    --------------------------------------------------------------

OPERATIONS
 Net investment income                 0.03            0.05        0.05        0.05        0.05
                                    --------------------------------------------------------------

DISTRIBUTIONS
 Net investment income                (0.03)          (0.05)      (0.05)      (0.05)      (0.05)
                                    --------------------------------------------------------------

NET ASSET VALUE
 End of period                      $  1.00          $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                    ==============================================================

Total investment return*               2.18%           4.96%       5.05%       4.89%       5.46%
Net assets at end of period
 (000's omitted)                    $22,707         $35,430     $22,507     $26,140     $27,395

RATIOS
 Expenses to average daily net
  assets***                            0.60%**         0.60%       0.60%       0.56%       0.50%
 Net investment income to
  average daily net assets***          4.35%**         4.93%       4.93%       4.80%       5.34%



                                    Period from      Year ended
                                  April 1, 1994 to   March 31,
                                 January 31, 1995+      1994
                                -------------------------------
NET ASSET VALUE
 Beginning of period                $  1.00           $ 1.00
                                    ---------------------------

OPERATIONS
 Net investment income                 0.03             0.03
                                    ---------------------------

DISTRIBUTIONS
 Net investment income                (0.03)           (0.03)
                                    ---------------------------

NET ASSET VALUE
 End of period                      $  1.00           $ 1.00
                                    ===========================

Total investment return*               3.47%            2.88%
Net assets at end of period
 (000's omitted)                    $33,175          $29,788

RATIOS
 Expenses to average daily net
  assets***                            0.50%**          0.45%
 Net investment income to
  average daily net assets***          4.12%**          2.73%

  +REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO JANUARY 31.
  *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
   DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
 **ANNUALIZED
***THE FUND'S ADVISER VOLUNTARILY WAIVED $21,950, $76,386, $81,895 AND $147,924
   IN EXPENSES FOR THE YEARS ENDED JANUARY 31, 1997 AND 1996, THE PERIOD ENDED JANUARY 31, 1995 AND THE YEAR ENDED MARCH 31, 1994, RESPECTIVELY. IF THE FUND HAD BEEN CHARGED FOR THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .63%, .74%, .88% AND .88% RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 4.73%, 5.10%, 3.74% AND 2.30%, RESPECTIVELY.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              11
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI MONEY MARKET FUND


                                 JULY 31, 1999
                                  (UNAUDITED)

[1]   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Investment Funds VI, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Money Market Fund (Money Market Fund) is a separate portfolio of IAI Investment Funds VI, Inc. The Fund's objective is to provide shareholders with a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Money Market Fund (the Fund).

Significant accounting policies followed by the Fund are summarized below:


SECURITY VALUATION

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in the Fund are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share. Investment companies are valued at net asset value which approximates market value.


FEDERAL TAXES

Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.


SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.


DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared daily and paid on the first business day of the following month. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2]  COMMITMENTS AND CONTINGENCIES


INSURANCE

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). In connection with its obligation as a policyholder, the Fund is committed to make future capital contributions, if requested by the Company.


12
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI MONEY MARKET FUND


                                 JULY 31, 1999
                                  (UNAUDITED)


[3]  FEES AND EXPENSES

Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. This fee is equal to an annual rate of 0.60% declining to 0.50% of average daily net assets. The fee is paid monthly. The Management Agreement further provides that Advisers will reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.



                                                                              13
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

                         ------------------------------
                         ------------------------------


                               INVESTMENT ADVISER
                                  AND MANAGER

                           Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                            http://www.iaifunds.com


                                   CUSTODIAN

                          Firstar Bank Milwaukee, N.A.
                                  P.O. Box 510
                            Milwaukee, WI 53201-0510


                                 LEGAL COUNSEL

                              Dorey & Whitney LLP
                             220 South Sixth Street
                             Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              4200 Norwest Center
                             Minneapolis, MN 55402


                                   DIRECTORS

                                Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                               J. Peter Thompson
                               Charles H. Withers


                         ------------------------------
                         ------------------------------

                                     [LOGO]
                                      IAI
                                  MUTUAL FUNDS

                     P.O. BOX 701, MILWAUKEE, WI 53201-0701
                                  800.945.3863